Summary of Significant Accounting Policies - Additional (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) segment item
Summary of Significant Accounting Policies
Number of major revenue streams | item	3
Number of reportable operating segment | segment	1
Recapitalization of goodwill | $	$ 0